Debt securities - Schedule of debt instruments by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments
Financial assets	€ 300,026	€ 283,497	€ 243,203
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 300,026	€ 283,497	€ 243,203
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 63,816	€ 61,831	€ 57,150
Public fixed income
Debt Instruments
Financial assets	236,210	221,666	186,053
Spain | Debt securities
Debt Instruments
Financial assets	€ 66,270	€ 58,820	€ 42,846
Financial assets (as a percent)	22.09%	20.75%	17.62%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 2,528	€ 1,901	€ 2,525
Spain | Public fixed income
Debt Instruments
Financial assets	63,742	56,919	40,321
United Kingdom | Debt securities
Debt Instruments
Financial assets	€ 11,563	€ 12,980	€ 7,564
Financial assets (as a percent)	3.85%	4.58%	3.11%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 2,336	€ 3,077	€ 2,816
United Kingdom | Public fixed income
Debt Instruments
Financial assets	9,227	9,903	4,748
Portugal | Debt securities
Debt Instruments
Financial assets	€ 8,839	€ 8,362	€ 7,641
Financial assets (as a percent)	2.95%	2.95%	3.14%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 3,212	€ 3,224	€ 2,826
Portugal | Public fixed income
Debt Instruments
Financial assets	5,627	5,138	4,815
Italy | Debt securities
Debt Instruments
Financial assets	€ 27,036	€ 26,026	€ 15,913
Financial assets (as a percent)	9.01%	9.18%	6.54%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 2,821	€ 3,072	€ 2,968
Italy | Public fixed income
Debt Instruments
Financial assets	24,215	22,954	12,945
Ireland | Debt securities
Debt Instruments
Financial assets	€ 4,281	€ 4,571	€ 5,643
Financial assets (as a percent)	1.43%	1.61%	2.32%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 4,239	€ 4,557	€ 5,632
Ireland | Public fixed income
Debt Instruments
Financial assets	42	14	11
Poland | Debt securities
Debt Instruments
Financial assets	€ 1,487	€ 17,696	€ 15,419
Financial assets (as a percent)	0.50%	6.24%	6.34%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 22	€ 2,472	€ 2,937
Poland | Public fixed income
Debt Instruments
Financial assets	1,465	15,224	12,482
Other EU countries | Debt securities
Debt Instruments
Financial assets	€ 38,576	€ 24,295	€ 25,292
Financial assets (as a percent)	12.86%	8.57%	10.40%
Other EU countries | Private fixed income
Debt Instruments
Financial assets	€ 12,682	€ 11,593	€ 9,797
Other EU countries | Public fixed income
Debt Instruments
Financial assets	25,894	12,702	15,495
US | Debt securities
Debt Instruments
Financial assets	€ 44,140	€ 40,286	€ 31,951
Financial assets (as a percent)	14.71%	14.21%	13.14%
US | Private fixed income
Debt Instruments
Financial assets	€ 14,941	€ 12,475	€ 8,959
US | Public fixed income
Debt Instruments
Financial assets	29,199	27,811	22,992
Brazil | Debt securities
Debt Instruments
Financial assets	€ 47,426	€ 45,383	€ 45,893
Financial assets (as a percent)	15.81%	16.01%	18.87%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 13,518	€ 12,738	€ 13,551
Brazil | Public fixed income
Debt Instruments
Financial assets	33,908	32,645	32,342
Mexico | Debt securities
Debt Instruments
Financial assets	€ 28,114	€ 23,012	€ 22,707
Financial assets (as a percent)	9.37%	8.12%	9.34%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 3,001	€ 2,190	€ 1,969
Mexico | Public fixed income
Debt Instruments
Financial assets	25,113	20,822	20,738
Chile | Debt securities
Debt Instruments
Financial assets	€ 8,704	€ 7,078	€ 12,044
Financial assets (as a percent)	2.90%	2.50%	4.95%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 137	€ 96	€ 49
Chile | Public fixed income
Debt Instruments
Financial assets	8,567	6,982	11,995
Other American countries | Debt securities
Debt Instruments
Financial assets	€ 9,208	€ 7,838	€ 4,861
Financial assets (as a percent)	3.07%	2.76%	2.00%
Other American countries | Private fixed income
Debt Instruments
Financial assets	€ 3,254	€ 3,336	€ 2,315
Other American countries | Public fixed income
Debt Instruments
Financial assets	5,954	4,502	2,546
Rest of the world | Debt securities
Debt Instruments
Financial assets	€ 4,382	€ 7,150	€ 5,429
Financial assets (as a percent)	1.45%	2.52%	2.23%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 1,125	€ 1,100	€ 806
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 3,257	€ 6,050	€ 4,623